SHARE CAPITAL - Incentive Stock Options Outstanding and Exercisable (Details)	9 Months Ended
	Sep. 30, 2019 Option $ / shares	Dec. 31, 2018 Option $ / shares	Dec. 31, 2017 Option $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	13,604,748	9,894,211	9,861,114
Outstanding Remaining contractual life (years)	4 years
Outstanding Weighted average exercise price | $ / shares	$ 3.08	$ 2.31	$ 1.76
Exercisable Quantity | Option	6,918,641
Exercisable Weighted average exercise price | $ / shares	$ 2.46
0.175 - 0.43
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	30,000
Outstanding Remaining contractual life (years)	1 year 10 months 24 days
Outstanding Weighted average exercise price | $ / shares	$ 0.34
Exercisable Quantity | Option	30,000
Exercisable Weighted average exercise price | $ / shares	$ 0.34
0.44 - 0.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	1,500,000
Outstanding Remaining contractual life (years)	6 months 22 days
Outstanding Weighted average exercise price | $ / shares	$ 0.45
Exercisable Quantity | Option	1,500,000
Exercisable Weighted average exercise price | $ / shares	$ 0.45
0.51 - 0.94
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	978,194
Outstanding Remaining contractual life (years)	1 year 11 months 27 days
Outstanding Weighted average exercise price | $ / shares	$ 0.72
Exercisable Quantity | Option	978,194
Exercisable Weighted average exercise price | $ / shares	$ 0.72
0.95 - 1.25
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	723,834
Outstanding Remaining contractual life (years)	2 years 8 months 1 day
Outstanding Weighted average exercise price | $ / shares	$ 1.21
Exercisable Quantity | Option	545,365
Exercisable Weighted average exercise price | $ / shares	$ 1.20
1.26 - 1.49
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	253,720
Outstanding Remaining contractual life (years)	3 years 4 months 2 days
Outstanding Weighted average exercise price | $ / shares	$ 1.43
Exercisable Quantity | Option	125,949
Exercisable Weighted average exercise price | $ / shares	$ 1.41
1.50 - 3.40
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	2,010,500
Outstanding Remaining contractual life (years)	4 years 1 month 24 days
Outstanding Weighted average exercise price | $ / shares	$ 2.67
Exercisable Quantity | Option	717,625
Exercisable Weighted average exercise price | $ / shares	$ 2.81
3.41 - 4.23
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	5,627,250
Outstanding Remaining contractual life (years)	4 years 7 months 10 days
Outstanding Weighted average exercise price | $ / shares	$ 4.07
Exercisable Quantity | Option	1,784,008
Exercisable Weighted average exercise price | $ / shares	$ 4.07
4.24 - 4.25
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	1,916,250
Outstanding Remaining contractual life (years)	6 years 5 months 12 days
Outstanding Weighted average exercise price | $ / shares	$ 4.25
Exercisable Quantity | Option	961,250
Exercisable Weighted average exercise price | $ / shares	$ 4.25
4.26 - 5.44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	315,000
Outstanding Remaining contractual life (years)	3 years 10 months 24 days
Outstanding Weighted average exercise price | $ / shares	$ 4.53
Exercisable Quantity | Option	138,750
Exercisable Weighted average exercise price | $ / shares	$ 4.52
5.45 - 6.68
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	250,000
Outstanding Remaining contractual life (years)	3 years 4 months 24 days
Outstanding Weighted average exercise price | $ / shares	$ 5.68
Exercisable Quantity | Option	137,500
Exercisable Weighted average exercise price | $ / shares	$ 5.68